Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost
Balance at beginning of year	$ 2,516	$ 2,516	$ 2,516
Additions during the year	308
Retirements during the year
Balance at end of year	2,824	2,516	2,516
Accumulated amortization
Balance at beginning of year	1,229	978	727
Additions during the year	276	251	251
Retirements during the year
Balance at end of year	1,505	1,229	978
Amortized balance	1,319	1,287	1,538
Technology [Member]
Cost
Balance at beginning of year	1,955	1,955	1,955
Additions during the year	308
Retirements during the year
Balance at end of year	2,263	1,955	1,955
Accumulated amortization
Balance at beginning of year	1,199	954	709
Additions during the year	270	245	245
Retirements during the year
Balance at end of year	1,469	1,199	954
Amortized balance	794	756	1,001
Contractual customer relations [Member]
Cost
Balance at beginning of year	38	38	38
Additions during the year
Retirements during the year
Balance at end of year	38	38	38
Accumulated amortization
Balance at beginning of year	30	24	18
Additions during the year	6	6	6
Retirements during the year
Balance at end of year	36	30	24
Amortized balance	2	14	14
Goodwill [Member]
Cost
Balance at beginning of year	523	523	523
Additions during the year
Retirements during the year
Balance at end of year	523	523	523
Accumulated amortization
Balance at beginning of year
Additions during the year
Retirements during the year
Balance at end of year
Amortized balance	$ 523	$ 523	$ 523